SUMMARY OF QUARTERLY EARNINGS (UNAUDITED) (Tables)	12 Months Ended
Jan. 31, 2015
SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)
Summary of quarterly results of operations

	2015
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Revenue	$503,435	$7,860,360	$11,782,758	$5,933,562
Expenses	366,217	443,818	243,152	259,080

Net income	$137,218	$7,416,542	$11,539,606	$5,674,482

Net income per unit	$0.010	$0.565	$0.880	$0.433

	2014
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Revenue	$2,528,807	$7,834,715	$6,347,628	$5,334,003
Expenses	326,418	209,935	211,113	241,398

Net income	$2,202,389	$7,624,780	$6,136,515	$5,092,605

Net income per unit	$0.168	$0.581	$0.468	$0.388